Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of internal credit grades [line items]
ECL allowance	$ 24	$ 23
Residential mortgages	207,396	207,749
Business and government loans	121,815	109,555
Customers' liability under acceptances	9,727	10,265
Financial instruments credit-impaired [member] | Stage 3 [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	23	14
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	9,727	10,265
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	17	12
Business and government loans	$ 20,167	$ 16,424